Expense Example {- Fidelity Flex® Real Estate Fund} - 07.31 Fidelity Flex Real Estate Fund PRO-08 - Fidelity Flex® Real Estate Fund - Fidelity Flex Real Estate Fund-Default	Sep. 29, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none